STOCK-BASED COMPENSATION - Black-Scholes Option Pricing (Details) - $ / shares				12 Months Ended
	Apr. 14, 2021	Jan. 02, 2020	Jan. 02, 2019	Sep. 30, 2021
Tranche 9 [Member]
Exercise price (US$)				$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 10 [Member]
Exercise price (US$)				$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 11 [Member]
Exercise price (US$)				$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 12 [Member]
Exercise price (US$)				$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 13 [Member]
Exercise price (US$)				$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 14 [Member]
Exercise price (US$)				$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 15 [Member]
Exercise price (US$)				$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 16 [Member]
Exercise price (US$)			$ 5.19	$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 17 [Member]
Exercise price (US$)		$ 5.3		$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 18 [Member]
Exercise price (US$)	$ 13.99			$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 19 [Member]
Exercise price (US$)				$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 20 [Member]
Exercise price (US$)				$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 21 [Member]
Exercise price (US$)				$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%
Tranche 22 [Member]
Exercise price (US$)				$ 0
Average risk-free interest rate				0.00%
Expected option life (year)				0 years
Volatility rate				0.00%
Dividend yield				0.00%